Subsequent Events (Details) - USD ($)				12 Months Ended
	Nov. 15, 2025	Oct. 20, 2025	Oct. 02, 2025	Jun. 30, 2025
Subsequent Events [Line Items]
Accounts receivable from customers collected				$ 2,220,175
Accounts receivable percentage				90.50%
Common Stock [Member] | Youth Spring Subscription Agreement [Member] | Forecast [Member]
Subsequent Events [Line Items]
Per share (in Dollars per share)			$ 0.0001
Aggregate purchase			$ 500,000
Common Stock [Member] | Fulberto Subscription Agreement [Member] | Forecast [Member]
Subsequent Events [Line Items]
Per share (in Dollars per share)		$ 0.0001
Aggregate purchase		$ 1,000,000
Common Stock [Member] | Fountain Subscription Agreement [Member] | Forecast [Member]
Subsequent Events [Line Items]
Per share (in Dollars per share)	$ 0.0001
Aggregate purchase	$ 1,240,000